OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
OTHER RECEIVABLES	OTHER RECEIVABLES

	As of December 31,
	2021	2020
Other receivables
Current
Tax credit - VAT	2,904	4,358
Tax credit - Software Promotion Regime	—	493
Income tax credits	12,213	7,053
Tax credit - Knowledge Law (note 3.7.1.1)	18,645	7,230
Other tax credits	1,920	674
Guarantee deposits	455	—
Advances to suppliers	2,750	2,142
Prepaid expenses	10,029	6,625
Loans granted to employees	105	77
Other	173	2,981
TOTAL	49,194	31,633

	As of December 31,
	2021	2020
Non-current
Tax credit - VAT	1,193	392
Income tax credits	10,671	3,037
Tax credit - Software Promotion Regime (note 3.7.1.1)	8	—
Tax credit - Knowledge Law (note 3.7.1.1)	5,951	1,784
Other tax credits	100	145
Guarantee deposits	4,390	3,091
Loans granted to employees	101	101
Prepaid expenses	1,172	1,348
Other	677	—
Subtotal	24,263	9,898
Allowance for impairment of tax credits	—	(269)
TOTAL	24,263	9,629

As of December 31, 2021, 2020 and 2019, the Company recorded a recovery for an amount of 269, 7 and 47, respectively, based on assumptions about expected credit losses. The Company uses judgment in making these assumptions based on existing regulatory conditions as well as forward looking estimates, which are described as follows. The tax credits included in the allowance for impairment are mainly related to Argentine taxation. The Company estimated the future VAT credit and VAT debit that comes from domestic purchases and sales, respectively. Since exports are zero-rated, any excess portion of the credit not used against any VAT debit is reimbursable to the Company, through a special VAT recovery regime. However, according to VAT recovery rules, there are certain limitations on the amount that may be reimbursed and the Company considered any VAT credit that cannot be reimbursed to be an impairment.

Roll forward of the allowance for impairment of tax credits

	As of December 31,
	2021	2020	2019

Balance at beginning of year	269	378	675
(Recovery) additions (note 4.4)	(269)	(7)	(47)
Foreign exchange	—	(102)	(250)
Balance at end of year	—	269	378